Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Amortized cost of fixed-maturity securities available-for-sale	$ 92,615,161	$ 84,029,645
Trading amortized cost	35,982	36,504
Held to maturity, fair value	0	3,630
Mortgage loans, loan losses	37,000	48,400
Available-for-sale equity, at cost	261,073	316,541
Fair Value Option and Trading at Fair Value	289,217	312,592
Receivables, allowance for uncollectible	4,363	4,959
Account balances and future policy benefit reserves, fair value	$ 5,064,282	$ 2,611,562
Common stock, par value	$ 1	$ 1
Common stock, shares authorized	40,000,000	40,000,000
Common stock, shares issued	20,000,001	20,000,001
Common stock, shares outstanding	20,000,001	20,000,001
Class A, Series A preferred stock
Preferred stock, par value	$ 1	$ 1
Preferred stock, shares authorized	8,909,195	8,909,195
Preferred stock, shares issued	8,909,195	8,909,195
Preferred stock, shares outstanding	8,909,195	8,909,195
Preferred stock, liquidation preference	$ 1,779	$ 2,084
Class A, Series B preferred stock
Preferred stock, par value	$ 1	$ 1
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares issued	9,994,289	9,994,289
Preferred stock, shares outstanding	9,994,289	9,994,289
Preferred stock, liquidation preference	$ 4,060	$ 4,283